Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	FPRO1131	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Value	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Resolved-Purchase contract received - Due Diligence Vendor-REDACTED
																						Open-Loan Purpose is Purchase but Purchase Contract Doc is Missing Purchase contract not located in file during review as required. Only a document located on REDACTED reflecting sales agreement was used and located in file. Additionally, documents in file used for entry information Appraisal page REDACTED and REDACTED page REDACTED. - Due Diligence Vendor-REDACTED		Resolved-Purchase contract received - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-LE/COC received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. 1st LE - dated REDACTED
2nd LE - dated REDACTED – COC for loan amount, Loan locked , lender credit added and EMD updated.  COC reason attached.
 - Buyer-REDACTED
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. FINAL CD REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. NO COC IN FILE HOWVER THERE OF A LENDER CREDITS IN THE AMOIUNT OF $REDACTED IN SECTION J OF THE FINAL CD. - Due Diligence Vendor-REDACTED		Resolved-LE/COC received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	finding-3632	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-LE/COC received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Buyer-REDACTED
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. FINAL CD REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. NO COC IN FILE HOWVER THERE OF A LENDER CREDITS IN THE AMOIUNT OF $REDACTED IN SECTION J OF THE FINAL CD. - Due Diligence Vendor-REDACTED		Resolved-LE/COC received - Due Diligence Vendor-REDACTED		1st LE - dated REDACTED 2nd LE - dated REDACTED – COC for loan amount, Loan locked , lender credit added and EMD updated. COC reason attached.	REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	finding-3635	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-LE/COC received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. 1st LE - dated REDACTED
2nd LE - dated REDACTED – COC for loan amount, Loan locked , lender credit added and EMD updated.  COC reason attached.
 - Buyer-REDACTED
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (REDACTED) exceed the comparable charges (REDACTED) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). INITIAL LE REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. FINAL CD REFLECTS TRANSFER TAXES IN THE AMOUNT OF $REDACTED. NO COC IN FILE HOWVER THERE OF A LENDER CREDITS IN THE AMOIUNT OF $REDACTED IN SECTION J OF THE FINAL CD. - Due Diligence Vendor-REDACTED		Resolved-LE/COC received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	FCRE3653	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Inquiry letter received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached Inquiry LOE - Buyer-REDACTED
Open-Inquiries page REDACTED dated REDACTED, REDACTED and REDACTED were not addressed as required by guidelines page REDACTED and are within REDACTED days of credit report dated REDACTED page REDACTED. A letter of explanation is required for the REDACTED inquiries.
																						- Due Diligence Vendor-REDACTED		Resolved-Inquiry letter received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	FCRE1437	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Bank statements received - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded. Hi,
Please see attached full 12 months bank statements utilized for income.
Thank you! - Buyer-02/21/2024
																						Open-Income and Employment Do Not Meet Guidelines 12 month business bank statements used for income qualification per Underwriting Decision page 1, 1008 page 2 and income calculation worksheet page 3. However, only 11/23 page 191 & 12/23 page 241 statements for account #XXXX were located in the file during review. Bank statements for 1/23 to 10/23 are missing and required. - Due Diligence Vendor-02/15/2024		Resolved-Bank statements received - Due Diligence Vendor-REDACTED		12 month business bank statements used for income qualification per Underwriting Decision page REDACTED, 1008 page REDACTED and income calculation worksheet page REDACTED. However, only REDACTED page REDACTED page REDACTED statements for account #REDACTED were located in the file during review. Bank statements for REDACTED to REDACTED are missing and required.	REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM891	D	A	D	A	C	A	C	A	Closed	FCRE1152	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the attached tax calculator that was used. We calculated REDACTED
Thank you! - Buyer-REDACTED
																						Open-Taxes reflected on title page REDACTED and tax cert page REDACTED are for land only at $REDACTED & $REDACTED annually, not new construction to include home. No documentation evidencing new construction taxes was located in the file during review. Taxes calculated using millage rate internet search for REDACTED county REDACTED (REDACTED). - Due Diligence Vendor-REDACTED		Resolved-Resolved - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED		245NQM892	A	A	A	A	A	A	A	A			REDACTED	REDACTED			A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED		245NQM893	A	A	A	A	A	A	A	A			REDACTED	REDACTED			A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED		245NQM894	A	A	A	A	A	A	A	A			REDACTED	REDACTED			A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED		245NQM895	A	A	A	A	A	A	A	A			REDACTED	REDACTED			A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	245NQM896	D	A	D	A	A	A	C	A	Closed	FPRO1131	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Value	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Resolved-received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the attached contract and addendum.
Thanks! - Buyer-REDACTED
																						Open-Loan Purpose is Purchase but Purchase Contract Doc is Missing - Due Diligence Vendor-REDACTED		Resolved-received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM896	D	A	D	A	A	A	C	A	Closed	FCRE1501	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Total Qualified Assets for Reserves Post-Close of REDACTED is equal to or greater than Total Required Reserve Amount of REDACTED - Due Diligence Vendor-REDACTED
Resolved-assets received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hello,
I have attached the REDACTED verified EMD, along with the transactional printout for clearance. For the reserves, we are using business funds. I also included the CPA LOE for use of business funds.
Thank you! - Buyer-REDACTED
Open-Total Qualified Assets for Reserves Post-Close of REDACTED is less than Total Required Reserve Amount of REDACTED EMD not sourced and insufficient reserves - Due Diligence Vendor-REDACTED	Resolved-Total Qualified Assets for Reserves Post-Close of REDACTED is equal to or greater than Total Required Reserve Amount of REDACTED - Due Diligence Vendor-REDACTED
 Resolved-assets received - Due Diligence Vendor-REDACTED
																											REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM896	D	A	D	A	A	A	C	A	Closed	FCRE5782	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED
Resolved-Gap received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the attached gap credit report, along with the inquiry LOE for the new inquiry.
Thanks! - Buyer-REDACTED
																						Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-REDACTED		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED Resolved-Gap received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	245NQM896	D	A	D	A	A	A	C	A	Closed	FCRE1441	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-REDACTED
Resolved-Credit Supplement received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached REDACTED.
Thanks! - Buyer-REDACTED
																						Open-Proof REDACTED current delinquency was paid current prior to closing & explanation. - Due Diligence Vendor-REDACTED		Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-REDACTED Resolved-Credit Supplement received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED		245NQM897	A	A	A	A	A	A	A	A			REDACTED	REDACTED			A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA